Eaton Vance Tax-Managed International Equity Fund

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated March 1, 2012 as revised December 13, 2012

The following amendment to the Summary Prospectus is effective on February 22, 2013.

•

Effective February 22, 2013, the Fund will no longer offer Class B shares.

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Tax-Managed International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$523	$917	$2,022	$153	$523	$917	$2,022
Class C shares	$328	$716	$1,230	$2,641	$228	$716	$1,230	$2,641
Institutional Class shares	$127	$409	$712	$1,574	$127	$409	$712	$1,574

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6618-2/13 TMIESPS2

Shareholder Fees Eaton Vance Tax-Managed International Equity Fund	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Expense Example Eaton Vance Tax-Managed International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	523	917	2,022
Class C	328	716	1,230	2,641
Institutional Class	127	409	712	1,574

Expense Example, No Redemption Eaton Vance Tax-Managed International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	153	523	917	2,022
Class C	228	716	1,230	2,641
Institutional Class	127	409	712	1,574

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Eaton Vance Tax-Managed International Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVMFT_SupplementTextBlock

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated March 1, 2012 as revised December 13, 2012

The following amendment to the Summary Prospectus is effective on February 22, 2013.

•

Effective February 22, 2013, the Fund will no longer offer Class B shares.

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Tax-Managed International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$153	$523	$917	$2,022	$153	$523	$917	$2,022
Class C shares	$328	$716	$1,230	$2,641	$228	$716	$1,230	$2,641
Institutional Class shares	$127	$409	$712	$1,574	$127	$409	$712	$1,574

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6618-2/13 TMIESPS2

Eaton Vance Tax-Managed International Equity Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETIGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,022
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,022
Eaton Vance Tax-Managed International Equity Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIGX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,641
Eaton Vance Tax-Managed International Equity Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EITIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,574
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,574